Income taxes - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2025
Additional details on Income taxes [line items]
Percentage of global minimum tax rate		15.00%
Changes in tax rates or tax laws enacted or announced [member]
Additional details on Income taxes [line items]
Percentage Of Increase In Global Minimum Tax Rate	1.60%	1.60%
2020 taxation year [member]
Additional details on Income taxes [line items]
Tax examinations and assessments amount		$ 411